Investment Strategy - Neuberger Berman Flexible Credit Income ETF	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
To pursue its goal, the Fund invests at least 80% of its net assets in credit instruments, including derivative instruments and other investment companies that provide investment exposure to credit instruments. The Fund defines credit instruments to include a broad array of debt securities including the following: corporate and sovereign bonds; securitized instruments including mortgage-backed and other asset-backed securities and credit risk transfer assets (unsecured general obligations of government sponsored enterprises); municipal securities; collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); loans; tender option bonds (which are municipal bonds deposited into a trust or special purpose vehicles that issues two classes of certificates - floating rate certificates and residual income certificates (or inverse floaters)), convertible securities, contingent convertible securities, restricted securities and hybrid and preferred securities. Securities in which the Fund may invest may be issued by domestic and foreign issuers, including emerging markets issuers, domestic and foreign governments, including securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities, supranational entities (e.g.World Bank, IMF), corporate entities and trusts and may be structured as fixed rate debt; floating rate debt; and debt that may not pay interest from the time of issuance. The Fund may also hold cash and other short-term securities. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”).
The Fund may invest in securities across the credit spectrum, including investment grade securities, below investment grade securities and unrated securities, and may invest without limit in below investment grade securities (commonly known as “junk bonds”). The Fund considers securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not typically invest in distressed securities, including those that are in default, as part of its principal investment strategy but may do so from time to time.  In addition, if a security becomes distressed or goes into default, the Fund may continue to hold that security.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment or efficient portfolio management purposes, which may include altering the Fund’s exposure to currencies, interest rates, inflation, sectors and individual issuers. These derivative instruments may include futures, forwards, including forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps, options on futures and options on interest rate swaps, otherwise known as swaptions.
While the Fund may invest without limit in foreign securities, including emerging market securities, which may be denominated in any currency including the local currency of the issuer, the Fund will typically not invest more than 40% of its total assets at the time of investment in foreign securities, although the Fund may do so depending on market conditions.

The Fund may invest in credit instruments of any maturity and while the Fund does not have a target average duration, under normal market conditions, the Portfolio Managers anticipate that the Fund’s average duration will be between two and eight years. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

Investment Philosophy and Process
The Portfolio Managers’ investment philosophy is rooted in the belief that positive results can be achieved through a consistently applied, risk-managed approach to portfolio management that leverages the strengths of its fundamental research capabilities, decision-making frameworks, and quantitative risk management tools. The Portfolio Managers employ an integrated investment process in managing the Fund.
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Portfolio Strategy: The Portfolio Managers establish an asset allocation framework for the Fund which determines the specific sector allocations (e.g., high yield, investment grade, securitized assets, government, emerging markets debt, bank loans) for the Fund with the objective of capturing the best relative value among different sectors. The inputs to the asset allocation framework include both quantitative and qualitative factors, including the macroeconomic views of the Portfolio Managers, current market conditions, the Portfolio Managers’ assessment of sector valuations, credit analysis, duration/yield curve positioning, current exposures to sectors, countries and currencies, and the Portfolio Managers’ assessment of macro-opportunities. The Portfolio Managers’ asset allocation framework is dynamic and allocation adjustments are made by the Portfolio Managers’ based on an assessment of the changes in the quantitative and qualitative factors.

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Strategy Implementation: Once the Portfolio Managers establish an asset allocation framework for the Fund, the Portfolio Managers select securities within each sector allocation by employing bottom-up security analysis utilizing the research generated by the internal credit research teams that are specialists in particular sectors based on, among other things, an analysis of cash flows, ability to pay principal and interest, balance sheet composition, and market positioning.

The investment process utilizes both third-party data as well as internally generated data, including those produced by internal credit research teams that are specialists in particular sectors. Research generated by the internal credit research teams is derived from a variety of sources (e.g., financial and economic data, company disclosed data, market data, discussions with company management). As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific ESG factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment or the market changes (e.g. where the outlook suggests a security is overvalued by the market).
The Fund will not change its strategy of normally investing at least 80% of its net assets in credit instruments, including derivative instruments that provide investment exposure to credit instruments, and other investment companies that provide investment exposure to such credit instruments, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.